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(212) 318-6275
rachaelschwartz@paulhastings.com

December 23, 2009

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Gabelli 787 Fund, Inc. (the "Corporation")
    Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A under the Securities Act of 1933 (333-141582)

Ladies and Gentlemen:

On behalf of the Corporation, we transmit for filing under the Securities Act of 1933 (the "Act") and the Investment Company Act of 1940 one copy of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A (the "Registration Statement") marked to show changes from Post-Effective Amendment No. 4. It is proposed that this filing will become effective on March 1, 2010, pursuant to paragraph (a)(1) of Rule 485 of the Securities Act of 1933.

The Corporation is making this filing pursuant to Rule 485(a) to include Items 2-8 of the amended Form N-1A in compliance with the new summary prospectus requirements. In addition, the Corporation is also making this filing in order to add one new class of shares, the AAA Class, to the Gabelli Enterprise Mergers and Acquisitions Fund, the only series of the Corporation.

The Corporation is requesting that this Post-Effective Amendment receive limited review pursuant to Investment Company Release No. 13768 (February 15, 1984).

If you have any questions or comments regarding the filing, please do not hesitate to contact me at (212) 318-6275.

Sincerely,


/s/ Rachael L. Schwartz

Rachael L. Schwartz
for PAUL, HASTINGS, JANOFSKY & WALKER LLP